Segmental reporting (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of entity's operating segments [Abstract]
Disclosure of segmental information

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2022	2021	2021
Gold income
US Dollar million	Unaudited	Unaudited	Unaudited

AFRICA *	1,386	1,360	2,644
Kibali - Attributable 45%	281	322	659
Iduapriem	224	186	361
Obuasi	165	164	204
Siguiri	321	252	545
Geita	395	436	875

AUSTRALIA *	475	398	890
Sunrise Dam	218	185	416
Tropicana - Attributable 70%	257	213	474

AMERICAS *	510	475	1,028
Cerro Vanguardia	168	130	279
AngloGold Ashanti Mineração	267	274	600
Serra Grande	75	71	149

	2,371	2,233	4,562
Equity-accounted joint venture included above	(281)	(322)	(659)
	2,090	1,911	3,903

By-product revenue
US Dollar million	Unaudited	Unaudited	Unaudited

AFRICA *	3	3	5
Kibali - Attributable 45%	1	1	2
Iduapriem	—	—	1
Obuasi	1	1	—
Siguiri	—	—	1
Geita	1	1	1

AUSTRALIA *	2	2	4
Sunrise Dam	1	1	1
Tropicana - Attributable 70%	1	1	3

AMERICAS *	61	50	119
Cerro Vanguardia	44	40	93
AngloGold Ashanti Mineração	17	10	26

	66	55	128
Equity-accounted joint venture included above	(1)	(1)	(2)
	65	54	126

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2022	2021	2021
Cost of sales
US Dollar million	Unaudited	Unaudited	Unaudited

AFRICA *	936	869	1,650
Kibali - Attributable 45%	163	178	350
Iduapriem	153	126	238
Obuasi	115	116	164
Siguiri	237	187	410
Geita	268	262	488

AUSTRALIA *	380	346	740
Sunrise Dam	185	176	364
Tropicana - Attributable 70%	180	155	346
Admin and other	15	15	30

AMERICAS *	439	364	822
Cerro Vanguardia	135	115	261
AngloGold Ashanti Mineração	223	195	435
Serra Grande	79	53	123
Admin and other	2	1	3

CORPORATE AND OTHER	—	(1)	(5)

	1,755	1,578	3,207
Equity-accounted joint venture included above	(163)	(178)	(350)
	1,592	1,400	2,857

Gross profit (1)
US Dollar million	Unaudited	Unaudited	Unaudited

AFRICA *	452	493	999
Kibali - Attributable 45%	118	145	311
Iduapriem	71	61	124
Obuasi	51	48	41
Siguiri	84	65	135
Geita	128	174	388

AUSTRALIA *	97	53	153
Sunrise Dam	33	10	53
Tropicana - Attributable 70%	79	58	130
Admin and other	(15)	(15)	(30)

AMERICAS *	132	162	325
Cerro Vanguardia	77	55	111
AngloGold Ashanti Mineração	61	90	191
Serra Grande	(4)	17	26
Admin and other	(2)	—	(3)

CORPORATE AND OTHER	—	2	6

	681	710	1,483
Equity-accounted joint venture included above	(118)	(145)	(311)
	563	565	1,172

(1) The group’s segmental profit measure is gross profit (loss), which excludes the results of associates and joint ventures. For the reconciliation of gross profit (loss) to profit before taxation, refer to the group income statement.

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2022	2021	2021
Amortisation
US Dollar million	Unaudited	Unaudited	Unaudited

AFRICA *	162	126	268
Kibali - Attributable 45%	45	49	105
Iduapriem	32	8	19
Obuasi	16	11	22
Siguiri	24	22	47
Geita	45	36	75

AUSTRALIA * (1)	77	63	150
Sunrise Dam	26	25	60
Tropicana - Attributable 70%	50	37	88
Admin and other	1	1	2

AMERICAS *	88	72	161
Cerro Vanguardia	17	11	27
AngloGold Ashanti Mineração	51	49	108
Serra Grande	20	11	25
Admin and other	—	1	1

CORPORATE AND OTHER	2	1	3

	329	262	582
Equity-accounted joint venture included above	(45)	(49)	(105)
	284	213	477

(1) The Australia total assets include property, plant and equipment, cash, leased assets, inventory and others assets which the group is unable to allocate and disaggregate on a reasonable basis between the different mining operations, as some of these assets represent shared assets between the mining operations within the Australia geographical region. The amortisation disaggregated segment disclosures only relate to property, plant and equipment which do not represent shared assets and for which the group can disaggregate and allocate on a reasonable basis to the different mining operations within the geographical region.

Capital expenditure		Restated(1)	Restated(1)
US Dollar million	Unaudited	Unaudited	Unaudited

AFRICA *	217	226	506
Kibali - Attributable 45%	38	32	72
Iduapriem	53	44	105
Obuasi	64	92	168
Siguiri	11	12	38
Geita	51	46	123

AUSTRALIA *	93	101	185
Sunrise Dam	20	39	62
Tropicana - Attributable 70%	73	62	122
Admin and other	—	—	1

AMERICAS *	154	109	346
Cerro Vanguardia	21	11	69
AngloGold Ashanti Mineração	104	72	195
Serra Grande	29	26	82

PROJECTS * (1)	7	25	52
Colombian projects	6	25	52
North American projects	1	—	—

CORPORATE AND OTHER	1	—	11

	472	461	1,100
Equity-accounted joint venture included above	(38)	(32)	(72)
	434	429	1,028

(1) A new segment for Projects (previously reported under the Americas segment) has been introduced due to the implementation of the new operating model which comprises all the major non-sustaining capital projects with the potential to be developed into operating entities. Comparative information has been restated.

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2022	2021	2021
Total assets		Restated(1)(3)	Restated(1)(3)
US Dollar million	Unaudited	Unaudited	Unaudited

AFRICA *	3,988	4,164	4,226
Kibali - Attributable 45%	1,120	1,647	1,604
Iduapriem	405	345	386
Obuasi	1,125	981	1,036
Siguiri	530	473	463
Geita	804	712	732
Admin and other	4	6	5

AUSTRALIA (2)	986	1,048	1,034

AMERICAS *	1,647	1,375	1,573
Cerro Vanguardia	514	459	491
AngloGold Ashanti Mineração	855	649	781
Serra Grande	250	192	252
Admin and other	28	75	49

PROJECTS * (3)	694	282	313
Colombian projects	216	196	211
North American projects	478	86	102

CORPORATE AND OTHER	904	829	854

	8,219	7,698	8,000

*The operating segments continue to be presented per geographical region. The additional information disaggregated and disclosed for each mining operation has been provided by the group to facilitate comparability of mine performance.

(1) The total asset balances for 30 June 2021 and 31 December 2021 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 15.

(2) The Australia total assets include property, plant and equipment, cash, leased assets, inventory and others assets which the group is unable to allocate and disaggregate on a reasonable basis between the different mining operations, as some of these assets represent shared assets between the mining operations within the Australia geographical region. The amortisation disaggregated segment disclosures only relate to property, plant and equipment which do not represent shared assets and for which the group can disaggregate and allocate on a reasonable basis to the different mining operations within the geographical region.

(3) A new segment for Projects (previously reported under the Americas segment) has been introduced due to the implementation of the new operating model which comprises all the major non-sustaining capital projects with the potential to be developed into operating entities. Comparative information has been restated.